FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assets and Liabilities Carried at Fair Value Measured On a Recurring Basis

The following table provides the assets and liabilities carried at fair value measured on a recurring basis at September 30, 2012 and December 31, 2011:

	Balance at	Quoted prices in active markets	Significant other observable inputs	Unobservable inputs
(in millions)	September 30, 2012	(Level 1)	(Level 2)	(Level 3)
ASSETS
Cash and cash equivalents	$323.5	$323.5	$—	$—
Other current assets
Derivative asset - current	0.2	—	0.2	—
Other assets
Derivative asset - long-term	1.9	—	1.9	—

	$325.6	$323.5	$2.1	$—

LIABILITIES
Derivative liability - current	$71.2	$—	$71.2	$—
Other liabilities
Derivative liability - long-term	8.0	—	8.0	—

	$79.2	$—	$79.2	$—

	Balance at	Quoted prices in active markets	Significant other observable inputs	Unobservable inputs
(in millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
ASSETS
Cash and cash equivalents	$123.5	$123.5	$—	$—
Other assets
Contingent consideration - margin support	20.2	—	—	20.2

	$143.7	$123.5	$—	$20.2

LIABILITIES
Derivative liability - current	$109.9	$—	$109.9	$—
Other liabilities
Contingent consideration - earn-out	30.9	—	—	30.9

	$140.8	$—	$109.9	$30.9

The following table provides the assets and liabilities carried at fair value measured on a recurring basis at December 31, 2011 and 2010:

(in millions)	Balance at December 31, 2011	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
ASSETS
Cash and cash equivalents	$123.5	$123.5	$—	$—
Other assets
Contingent consideration—margin support	20.2	—	—	20.2

	$143.7	$123.5	$—	$20.2

LIABILITIES
Derivative liability—current	$109.9	$—	$109.9	$—
Other liabilities
Contingent consideration—earn-out	30.9	—	—	30.9

	$140.8	$—	$109.9	$30.9

(in millions)	Balance at December 31, 2010	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
ASSETS
Cash and cash equivalents	$72.8	$72.8	$—	$—
Other assets
Contingent consideration—margin support	17.3	—	—	17.3

	$90.1	$72.8	$—	$17.3

LIABILITIES
Derivative liability—current	$45.6	$—	$45.6	$—
Derivative liability—long-term	22.4	—	22.4	—
Other liabilities
Contingent consideration—earn-out	53.8	—	—	53.8

	$121.8	$—	$68.0	$53.8

Fair Value of Secured Notes

The fair value of the Secured Notes disclosed below was determined based on quoted prices in active markets (Level 1).

	September 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value
Secured Notes	$261.0	$289.4	$290.0	$316.5

The fair value of the Secured Notes disclosed below was determined based on quoted prices in active markets.

	December 31, 2011		December 31, 2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Secured Notes	$290.0	$316.5	$290.0	$299.4

Changes in Fair Value of Level 3 Contingent Consideration Arrangement

Changes in the fair value of the Company’s Level 3 contingent consideration arrangements during the year ended December 31, 2011 were due to updated financial performance estimates and are as follows:

(in $ millions)	Margin Support	Earnout	Net Impact
Fair Value at December 31, 2010	$17.3	$(53.8)	$(36.5)
Transfer to Receivable from MPC (included in other current assets)	(30.0)	—	(30.0)
Change in fair value of remaining years	32.9	22.9	55.8

Fair Value at December 31, 2011	$20.2	$(30.9)	$(10.7)